ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

(US$ MILLIONS)	2024	2023
Current
Accounts payable	$3,250	$4,234
Accrued and other liabilities (1) (2)	3,405	5,194
Lease liabilities	199	266
Financial liabilities (3)	371	278
Insurance liabilities	398	433
Work in progress (4)	382	481
Provisions and decommissioning liabilities (5)	835	689
Liabilities associated with assets held for sale (6)	1,710	23
Total current (7)	$10,550	$11,598
Non-current
Accounts payable	$87	$94
Accrued and other liabilities (2)	1,973	1,692
Lease liabilities	729	1,104
Financial liabilities (3)	1,321	1,894
Insurance liabilities	1,427	1,501
Work in progress (4)	36	20
Provisions and decommissioning liabilities (5)	568	475
Total non-current (7)	$6,141	$6,780
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(1)Includes bank overdrafts of $19 million as at December 31, 2024 (2023: $558 million).
(2)Includes post-employment benefits of $204 million ($6 million current and $198 million non-current) as at December 31, 2024 and $250 million ($7 million current and $243 million non-current) as at December 31, 2023.
(3)Includes financial liabilities of $1,255 million ($42 million current and $1,213 million non-current) as at December 31, 2024 and $1,345 million ($64 million current and $1,281 million non-current) as at December 31, 2023 related to the failed sale and leaseback of hospitals.
(4)See Note 17 for additional information.
(5)Includes decommissioning liabilities of $158 million (2023: $170 million) primarily from the partnership’s natural gas production and advanced energy storage operation. The liabilities were determined using a discount rate between 3.5% and 8.5% (2023: 3.5% and 9.0%) and an inflation rate between 2.0% and 2.3% (2023: 2.0% and 2.3%), determined as appropriate for the underlying assets.
(6)See Note 8 for additional information.
(7)The partnership completed the disposition of its road fuels operation during the third quarter of 2024 and accordingly deconsolidated $2,436 million ($2,353 million current and $83 million non-current) of accounts payables and other liabilities. See Note 9 for additional information.
Disclosure of other provisions
The following table presents the change in the provision balances for the years ended December 31, 2024 and 2023 :

(US$ MILLIONS)	Decommissioning liability	Warranties and provisions for defects	Legal and other	Total provisions
Balance at January 1, 2023	$443	$178	$938	$1,559
Additional provisions recognized	2	291	233	526
Reduction arising from payments/derecognition	(11)	(238)	(263)	(512)
Accretion expenses	17	—	18	35
Change in discount rate	(57)	—	—	(57)
Change in other estimates	(23)	(2)	10	(15)
Dispositions	(204)	(23)	(149)	(376)
Foreign currency translation	3	3	(2)	4
Balance at December 31, 2023	$170	$209	$785	$1,164
Additional provisions recognized	—	311	592	903
Reduction arising from payments/derecognition	(11)	(326)	(270)	(607)
Accretion expenses	5	—	—	5
Change in discount rate	10	—	—	10
Change in other estimates	(4)	(1)	—	(5)
Transfers to held for sale	(4)	—	(1)	(5)
Foreign currency translation	(8)	(8)	(46)	(62)
Balance at December 31, 2024	$158	$185	$1,060	$1,403